Share-based Compensation (Details Narrative) - Gravitics Inc [Member] - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026	Aug. 31, 2024
ShareBasedCompensationLineItems [Line Items]
Issuance of shares		2,615,622
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	2,920,881	2,688,294	2,688,294	2,920,881
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.46	$ 0.48	$ 0.48	$ 0.46
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted-Average Remaining Contractual Term		7 years 6 months
Stock options exercised, value		$ 11,900,000	$ 7,217,000	$ 47,393,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable		1,775,082
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price		$ 0.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted-Average Remaining Contractual Term		7 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		$ 8,600,000	$ 1,446,000
Unrecognized compensation expense		$ 300,000
Recognized weighted-average period		2 years 2 months 12 days
Restricted vested shares		272,823
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.72	$ 0.63
Restricted unvested shares		27,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value		$ 0.72
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		$ 19,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		1 year 4 months 24 days
Weighted-average grant-date fair value	$ 0.37		$ 0.30	$ 0.37
Unrecognized compensation expense			$ 300,000
Weighted-average period			2 years 3 months 18 days
Restricted cancellation shares				156,346
Compensation cost				$ 100,000
Restricted Stock Units (RSUs) [Member]
ShareBasedCompensationLineItems [Line Items]
Unrecognized compensation expense			$ 200,000
Weighted-average period			3 months 18 days
Contribution Agreement [Member]
ShareBasedCompensationLineItems [Line Items]
Restricted vested shares	343,654
Restricted unvested shares	156,346			156,346
Restricted shares	500,000
2022 Equity Incentive Plan [Member]
ShareBasedCompensationLineItems [Line Items]
Issuance of shares			780,415			3,546,000
Minimum [Member]
ShareBasedCompensationLineItems [Line Items]
Issuance of shares					3,546,000
Maximum [Member]
ShareBasedCompensationLineItems [Line Items]
Issuance of shares					5,381,207